Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Numerator:	$ (413,250)	$ 2,039,458	$ 3,685,352
Denominator:
Basic weighted average shares outstanding	10,700,000	10,700,000
Basic net income per share	$ (0.04)	$ 0.19	$ 0.88
Common Stock not subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Numerator:	$ (110,072)	$ 543,220	$ 2,402,009
Denominator:
Basic weighted average shares outstanding	2,850,000	2,850,000
Basic net income per share	$ (0.04)	$ 0.19	$ 0.88